Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Cash and due from banks	$ 11,680	$ 15,539	$ 9,862
Interest-bearing deposits in other financial institutions	22,701	49,730	33,990
Total cash and cash equivalents	34,381	65,269	43,852
Trading securities	4,490	4,146	4,095
Securities available-for-sale, at estimated fair value (encumbered $309,597 in 2012 and $309,816 in 2011)	1,221,219	1,098,725	1,244,313
Securities held-to-maturity, at amortized cost (estimated fair value of $2,961 in 2012 and $3,771 in 2011) (encumbered $0 in 2012 and 2011)	2,832	3,617	5,060
Loans held-for-sale	355	3,900	1,170
Purchased credit-impaired (PCI) loans held-for-investment	82,111	88,522
Originated loans held-for-investment, net	990,837	985,945	827,591
Loans held-for-investment, net	1,072,948	1,074,467	827,591
Allowance for loan losses	(27,042)	(26,836)	(21,819)
Net loans held-for-investment	1,045,906	1,047,631	805,772
Accrued interest receivable	7,790	8,610	7,873
Bank owned life insurance	79,207	77,778	74,805
Federal Home Loan Bank of New York stock, at cost	14,208	12,677	9,784
Premises and equipment, net	23,146	19,988	16,057
Goodwill	16,159	16,159	16,159
Other real estate owned	2,139	3,359	171
Other assets	12,090	15,059	18,056
Total assets	2,463,922	2,376,918	2,247,167
LIABILITIES:
Deposits	1,543,181	1,493,526	1,372,842
Securities sold under agreements to repurchase	276,000	276,000	243,000
Other borrowings	237,571	205,934	148,237
Advance payments by borrowers for taxes and insurance	3,177	2,201	693
Accrued expenses and other liabilities	15,101	16,607	85,678
Total liabilities	2,075,030	1,994,268	1,850,450
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 10,000,000 shares authorized, none issued or outstanding
Common stock, $0.01 par value: 90,000,000 shares authorized, 45,632,611 shares issued at December 31, 2011, and December 31, 2010, respectively, 40,518,591 and 43,316,021 outstanding at December 31, 2011 and 2010, respectively	456	456	456
Additional paid-in-capital	211,122	209,302	205,863
Unallocated common stock held by employee stock ownership plan	(14,279)	(14,570)	(15,188)
Retained earnings	242,956	235,776	222,655
Accumulated other comprehensive income	18,765	17,470	10,910
Treasury stock at cost; 5,114,020 and 2,316,590 shares at December 31, 2011 and 2010, respectively	(70,128)	(65,784)	(27,979)
Total stockholders' equity	388,892	382,650	396,717
Total liabilities and stockholders' equity	$ 2,463,922	$ 2,376,918	$ 2,247,167